Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
1
Shares Security Description Value
Common Stock - 97.3%
Communication Services - 1.0%
7,160 Magnite, Inc.
(a)
$ 155,945
Consumer Discretionary - 12.8%
1,560 Boot Barn Holdings, Inc.
(a)
258,523
11,815 Canada Goose Holdings, Inc.
(a)
162,929
1,090 Five Below, Inc.
(a)
168,623
12,250 Genius Sports, Ltd.
(a)
151,655
2,500 Meritage Homes Corp. 181,075
2,205 Modine Manufacturing Co.
(a)
313,463
6,650 National Vision Holdings, Inc.
(a)
194,113
1,770 Patrick Industries, Inc. 183,071
13,445 Peloton Interactive, Inc., Class A
(a)
121,005
1,135 Stride, Inc.
(a)
169,047
2,100 Taylor Morrison Home Corp.,
Class A
(a)
138,621
2,042,125
Energy - 0.9%
470 Centrus Energy Corp., Class A
(a)
145,733
Financials - 7.1%
1,635 Coastal Financial Corp./WA
(a)
176,858
800 Dave, Inc.
(a)
159,480
3,895 Figure Technology Solutions, Inc.,
Class A
(a)
141,661
4,975 Paymentus Holdings, Inc., Class
A
(a)
152,235
620 Piper Sandler Cos. 215,134
3,760 The Bancorp, Inc.
(a)
281,586
1,126,954
Health-Care - 18.2%
11,255 Adaptive Biotechnologies Corp.
(a)
168,375
2,880 ADMA Biologics, Inc.
(a)
42,221
7,910 Alphatec Holdings, Inc.
(a)
115,011
3,030 ANI Pharmaceuticals, Inc.
(a)
277,548
7,975 ARS Pharmaceuticals, Inc.
(a)
80,149
3,305 BrightSpring Health Services, Inc.
(a)
97,696
2,655 Corcept Therapeutics, Inc.
(a)
220,657
1,145 Crinetics Pharmaceuticals, Inc.
(a)
47,689
1,950 Cytokinetics, Inc.
(a)
107,172
1,975 GeneDx Holdings Corp.
(a)
212,786
1,540 HeartFlow, Inc.
(a)
51,836
2,375 Hinge Health, Inc., Class A
(a)
116,565
3,440 Ionis Pharmaceuticals, Inc.
(a)
225,045
635 iRhythm Technologies, Inc.
(a)
109,214
4,415 LENZ Therapeutics, Inc.
(a)
205,651
970 Ligand Pharmaceuticals, Inc.
(a)
171,826
2,910 SI-BONE, Inc.
(a)
42,835
Shares Security Description Value
Health-Care - 18.2% (continued)
1,630 Tarsus Pharmaceuticals, Inc.
(a)
$ 96,871
2,140 TransMedics Group, Inc.
(a)
240,108
4,905 Travere Therapeutics, Inc.
(a)
117,230
4,185 Waystar Holding Corp.
(a)
158,695
2,905,180
Industrials - 34.0%
580 AeroVironment, Inc.
(a)
182,636
4,475 American Superconductor Corp.
(a)
265,770
13,565 Amprius Technologies, Inc.
(a)
142,704
410 Applied Industrial Technologies,
Inc. 107,031
2,120 Bloom Energy Corp., Class A
(a)
179,289
1,735 BWX Technologies, Inc. 319,882
2,240 Construction Partners, Inc.,
Class A
(a)
284,480
755 Dycom Industries, Inc.
(a)
220,279
1,874 JBT Marel Corp. 263,203
2,825 Karman Holdings, Inc.
(a)
203,965
4,520 Kratos Defense & Security
Solutions, Inc.
(a)
412,992
1,360 MasTec, Inc.
(a)
289,422
4,840 Mercury Systems, Inc.
(a)
374,616
5,440 Montrose Environmental Group,
Inc.
(a)
149,382
2,080 NEXTracker, Inc., Class A
(a)
153,899
3,275 NuScale Power Corp.
(a)
117,900
570 RBC Bearings, Inc.
(a)
222,465
4,080 REV Group, Inc. 231,214
835 SiteOne Landscape Supply, Inc.
(a)
107,548
1,270 Sterling Infrastructure, Inc.
(a)
431,394
2,670 Trex Co., Inc.
(a)
137,959
3,300 UL Solutions, Inc., Class A 233,838
1,055 VSE Corp. 175,383
4,105 Xometry, Inc., Class A
(a)
223,599
5,430,850
Information Technology - 20.4%
1,020 Advanced Energy Industries, Inc. 173,543
1,880 Applied Digital Corp.
(a)
43,127
3,210 Calix, Inc.
(a)
196,998
625 Commvault Systems, Inc.
(a)
117,987
1,565 Credo Technology Group Holding,
Ltd.
(a)
227,880
5,605 Evolv Technologies Holdings, Inc.
(a)
42,318
9,925 Extreme Networks, Inc.
(a)
204,951
1,420 Impinj, Inc.
(a)
256,665
4,745 JFrog, Ltd.
(a)
224,581
1,430 Lumentum Holdings, Inc.
(a)
232,675
2,820 MaxLinear, Inc.
(a)
45,346

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
2
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 20.4% (continued)
3,370 Mirion Technologies, Inc.
(a)
$ 78,386
4,450 nLight, Inc.
(a)
131,853
2,565 Pegasystems, Inc. 147,488
2,110 Rambus, Inc.
(a)
219,862
2,340 Semtech Corp.
(a)
167,193
740 SiTime Corp.
(a)
222,969
4,050 TTM Technologies, Inc.
(a)
233,280
14,260 Zeta Global Holdings Corp.,
Class A
(a)
283,346
3,250,448
Materials - 2.9%
735 Carpenter Technology Corp. 180,472
3,640 MP Materials Corp.
(a)
244,135
6,585 U.S. Antimony Corp.
(a)
40,827
465,434
Total Common Stock (Cost $12,522,794) 15,522,669
Shares Security Description Value
Money Market Fund - 2.7%
429,756 First American Treasury
Obligations Fund,
Class X, 4.01%
(b)
(Cost $429,756) 429,756
Investments, at value - 100.0% (Cost
$12,952,550) $ 15,952,425
Other Assets & Liabilities, Net - 0.0% (457)
Net Assets - 100.0% $ 15,951,968
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September 30,
2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 15,952,425
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 15,952,425